Statements of Consolidated Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Cash dividends paid (in dollars per share)	$ 3.36	$ 2.68	$ 2.20